FAIR VALUE MEASUREMENTS - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
FAIR VALUE MEASUREMENTS
Trading securities	$ 1,435	$ 5	$ 55
Level 1
FAIR VALUE MEASUREMENTS
Trading securities		5
Level 3
FAIR VALUE MEASUREMENTS
Subscription agreement	691,321	2,489,945	2,425,647
Contingent Guarantee			3,256,863
Warrant liability - Private Warrants	184,594	123,062	307,656
Earnout liability	$ 11,485,000	11,369,000	12,298,000
Convertible notes derivative		$ 103,185	$ 16,462,690
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Embedded Derivative, Fair Value of Embedded Derivative Liability, Current, Embedded Derivative, Fair Value of Embedded Derivative Liability, Noncurrent	Embedded Derivative, Fair Value of Embedded Derivative Liability, Current, Embedded Derivative, Fair Value of Embedded Derivative Liability, Noncurrent
Merger financing derivative		$ 63,696
Tau agreement		$ 539,787